Contingent liabilities and legal proceedings	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities and legal proceedings	Contingent liabilities and legal proceedings
Contingent liabilities
There were contingent liabilities at 31 December 2023 in respect of guarantees and indemnities entered into as part of the ordinary course of the group’s business. No material losses are likely to arise from such contingent liabilities. Further information on financial guarantees is included in Note 29.
In the normal course of the group’s business, bp group entities are subject to legal and regulatory proceedings arising out of current and past operations, including matters related to commercial disputes, product liability, antitrust, commodities trading, premises-liability claims, consumer protection, general health, safety, climate change and environmental claims and allegations of exposures of third parties to toxic substances, such as lead pigment in paint, asbestos and other chemicals. The amounts claimed could be significant and could be material to the group’s results of operations, financial position or liquidity. While it is difficult to predict the ultimate outcome in some cases, bp expects that the impact of current legal and regulatory proceedings on the group‘s results of operations, liquidity or financial position will not be material.
The group files tax returns in many jurisdictions across the world. Various tax authorities are currently examining these returns, which contain matters that could be subject to differing interpretations of applicable tax laws and regulations. The resolution of tax positions through negotiations with relevant tax authorities, or through litigation, can take several years to complete and the amounts could be significant and could, in aggregate, be material to the group’s results of operations, financial position or liquidity. While it is difficult to predict the ultimate outcome in some cases, bp does not expect there to be any material impact upon the group‘s results of operations, financial position or liquidity.
33. Contingent liabilities and legal proceedings – continued
The group is subject to numerous national and local health, safety and environmental laws and regulations concerning its products, operations and other activities. These laws and regulations may require the group to take future action to remediate the effects on the environment of prior disposal or release of chemicals or petroleum substances by the group or other parties. Such contingencies may exist for various sites including refineries, chemical plants, oil fields, commodities extraction sites, service stations, terminals and waste disposal sites. In addition, the group may have obligations relating to prior asset sales or closed facilities. The ultimate requirement for remediation and its costs are inherently difficult to estimate. However, the estimated cost of environmental obligations has been provided in these accounts in accordance with the group‘s accounting policies. While the amounts of future possible costs that are not provided for could be significant and material to the group‘s results of operations in the period in which they are recognized, it is not possible to estimate the amounts involved. bp does not expect these costs to have a material impact on the group’s results of operations, financial position or liquidity.
If production and manufacturing facilities and pipelines are sold to third parties and the subsequent owner is unable to meet their decommissioning obligations it is possible that, in certain circumstances, bp could be partially or wholly responsible for decommissioning. The group estimates that for production facilities, approximately $16 billion (2022 $16 billion) of associated decommissioning obligations were previously transferred to third parties. While the amounts associated with decommissioning provisions reverting to the group could be material, bp is not currently aware of any such material cases that have a greater than remote chance of reverting to the group. Furthermore, as described in Provisions and contingencies within Note 1, decommissioning provisions associated with customers & products facilities are not generally recognized as the potential obligations cannot be measured given their indeterminate settlement dates.
By their nature, it is not practicable to estimate the potential financial impact or possible timing of the above contingencies as there are significant uncertainties that are dependent on various factors that are not within the group’s control.
Contingent liabilities related to the Gulf of Mexico oil spill
For information on legal proceedings relating to the Deepwater Horizon oil spill, see Legal proceedings below. Any outstanding Deepwater Horizon related claims are not expected to have a material impact on the group's financial performance.
Legal proceedings
Proceedings relating to the Deepwater Horizon oil spill
Introduction
BP Exploration & Production Inc. (BPXP) was lease operator of Mississippi Canyon, Block 252 in the Gulf of Mexico, where the semi-submersible rig Deepwater Horizon was deployed at the time of the 20 April 2010 explosion and fire and resulting oil spill (the Incident). Lawsuits and claims arising from the Incident were brought principally in US federal and state courts. The remaining proceedings arising from the Incident are discussed below.
Medical Benefits Class Action Settlement
In 2012 the Medical Benefits Class Action Settlement (Medical Settlement) was entered into with the plaintiffs steering committee. It includes an exclusive remedy provision regarding class members pursuing exposure-based personal injury claims for later-manifested physical conditions (LMPCs). As of 31 December 2023, there were 60 pending lawsuits brought by class members claiming LMPCs.
Other civil complaints – personal injury
The vast majority of post-explosion clean-up, medical monitoring and personal injury claims from individuals that either opted out of the Medical Settlement and/or were excluded from that settlement have been dismissed (including more than 600 cases in which the courts granted BPXP’s motions for summary judgment). As of 31 December 2023, 88 cases remained pending in the district courts and around 100 appeals filed to the Fifth Circuit in cases where the district courts have granted summary judgment in favour of bp also remain pending.
Non-US government lawsuits
Two class actions are pending in Mexican Federal District Courts against various bp group entities including BPXP and BP America Production Company by separate plaintiff classes. Although the two actions are separate, both broadly seek penalties, damages and compensation for alleged environmental, health and economic harm in Mexico as a result of the Incident. One of the actions also seeks an order requiring the bp defendants to repair alleged damage to the Gulf of Mexico.
bp has answered the complaints in both actions by seeking dismissal on various grounds including that no oil reached Mexican waters or land and there was no economic or environmental harm in Mexico.
These legal actions remain at a relatively early stage and while it is not possible to predict the outcome, bp believes that it has valid defences, and it intends to defend such actions vigorously.
33. Contingent liabilities and legal proceedings – continued
Other legal proceedings
FERC and CFTC matters
Following an investigation by the US Federal Energy Regulatory Commission (FERC) and the US Commodity Futures Trading Commission (CFTC) of several bp entities, the Administrative Law Judge of the FERC ruled on 13 August 2015 that bp manipulated the market by selling next-day, fixed price natural gas at Houston Ship Channel in 2008 in order to suppress the Gas Daily index and benefit its financial position. In 2016, the FERC issued an Order affirming that decision and directing bp to pay a civil penalty of $20.16 million and to disgorge $207,169 in unjust profits. Following an appeal by bp to the US Court of Appeals, the Fifth Circuit issued an opinion upholding the FERC’s manipulation finding on a few trades. The Fifth Circuit also found that the FERC did not have jurisdiction over most of the transactions identified as being violations. In July 2023, bp and FERC reached a settlement agreement that reduced the civil penalty to $10.75 million and fully resolved all claims by the FERC related to the matter.
Climate change
BP p.l.c., BP America Inc. and BP Products North America Inc. are co-defendants with other oil and gas companies in over 20 lawsuits brought in various state and federal courts on behalf of various governmental and private parties. The lawsuits generally assert claims under a variety of legal theories seeking to hold the defendant companies responsible for impacts allegedly caused by and/or relating to climate change. Underlying many of the legal theories are allegations regarding deceptive communication and disinformation to the public. The lawsuits seek remedies including payment of money and other forms of equitable relief. If such suits were successful, the cost of the remedies sought in the various cases could be substantial. Over the last several years, defendants removed each lawsuit to federal court and the removals were contested by plaintiffs, eventually resulting in multiple decisions by several Circuit Court of Appeals rejecting defendants’ attempts to have the cases moved to federal court. In 2023, the US Supreme Court declined to review the various Circuit Court of Appeals decisions. Accordingly, the cases will proceed in the various state courts. Due to these jurisdictional challenges, the lawsuits all remain at relatively early stages. While it is not possible to predict the outcome of these legal actions, bp believes that it has valid defences, and it intends to defend such actions vigorously.
Louisiana Coastal restoration
Six coastal parishes and the State of Louisiana have filed over 40 separate lawsuits in state courts in Louisiana against various oil and gas companies seeking damages for coastal erosion. bp entities were named defendants in 17 of these cases. The lawsuits allege that the defendants' historical operations in oil and gas fields within the Louisiana onshore coastal zone failed to comply with state permits and/or were conducted without the required coastal use permits. The scope and scale of plaintiffs’ damages demands are significant and unprecedented, including substantial remediation costs and the claimed costs for restoring coastal wetlands allegedly impacted by oil and gas field operations.
Defendants removed all of these lawsuits to federal court and the removals were contested by plaintiffs, eventually resulting in a decision from the US Fifth Circuit Court of Appeals rejecting defendants’ “federal officer” jurisdiction removal grounds in one of two lead cases – Plaquemines Parish v. Riverwood, et al. Defendants’ petition for writ of certiorari to the US Supreme Court seeking review of the US Fifth Circuit’s Riverwood decision was denied in early 2023. There is a small subset of the removed cases in which the defendants continue to contest jurisdiction and await a final ruling from the Fifth Circuit on a related “federal officer” removal jurisdiction theory.
Following remand, the state court in the other lead case of Cameron Parish v. Auster et al., in which bp was the principal defendant, had established a November 2023 trial date. Before trial commenced during the fourth quarter 2023, bp entered into a settlement agreement and release with the plaintiffs in respect of all claims arising within Cameron Parish. The terms of the settlement agreement and release are confidential and bp does not expect those terms to have a significant effect on the company’s financial position or profitability.
In addition, four private landowners have filed separate claims in the state courts in Jefferson and Plaquemines Parishes of Louisiana for restoration damages related to alleged impacts to their marshlands associated with historic oil field operations. bp entities are defendants in two of these private landowner cases.
All of the other remanded cases remain at early stages in the litigation. While it is not possible to predict the outcomes of these novel legal actions, bp believes that it has valid defences, and it intends to defend such actions vigorously.